Business Segment Information (Components of Other Significant Items) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	¥ (2,999)	¥ 8,569	¥ 3,563
Depreciation and amortization	374,026	361,444	327,048
Corporate
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	31,049	40,375	43,094
Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	342,977	321,069	283,954
Operating Segments | Game & Network Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	29,023	29,091	25,486
Operating Segments | Music
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(6,915)	4,483	5,435
Depreciation and amortization	21,259	18,230	16,124
Operating Segments | Pictures
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	106	(129)	(35)
Depreciation and amortization	24,081	24,458	20,487
Operating Segments | Home Entertainment & Sound
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	21,887	21,136	19,830
Operating Segments | Imaging Products & Solutions
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	24,867	23,928	25,442
Operating Segments | Mobile Communications
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(38)	(102)	(79)
Depreciation and amortization	14,995	19,215	19,794
Operating Segments | Semiconductors
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	110,746	99,258	102,328
Operating Segments | Financial Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(682)	(61)	(3,601)
Depreciation and amortization	91,179	79,843	47,056
Operating Segments | All Other
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	4,530	4,378	1,843
Depreciation and amortization	¥ 4,940	¥ 5,910	¥ 7,407